Business Segment Information (Tables)	12 Months Ended
Dec. 31, 2018
Segment Reporting [Abstract]
Business Segment Information
The following table summarizes total assets by segment:

	December 31, 2018	December 31, 2017
	(in millions)
Advanced Plastic Processing Technologies	$482.3	$524.8
Melt Delivery and Control Systems	1,030.6	1,104.5
Fluid Technologies	145.3	149.0
Corporate	74.3	80.5
Total assets	$1,732.5	$1,858.8
The following table summarizes long-lived assets by segment:

	December 31, 2018	December 31, 2017
	(in millions)
Advanced Plastic Processing Technologies	$82.1	$96.1
Melt Delivery and Control Systems	109.6	113.3
Fluid Technologies	17.7	17.8
Corporate	6.3	6.2
Total long-lived assets	$215.7	$233.4
The following tables summarize segment information:

	Year Ended December 31,
	2018	2017	2016
	(in millions)
Net sales to external customers:
Advanced Plastic Processing Technologies	$583.7	$594.4	$583.6
Melt Delivery and Control Systems	451.7	423.9	389.9
Fluid Technologies	129.3	121.2	112.9
Total net sales to external customers	$1,164.7	$1,139.5	$1,086.4

	Year Ended December 31,
	2018	2017	2016
	(in millions)
Operating earnings (loss):
Advanced Plastic Processing Technologies	$32.1	$16.1	$42.4
Melt Delivery and Control Systems	95.8	102.5	91.4
Fluid Technologies	24.6	20.7	17.4
Corporate	(42.4)	(45.8)	(38.1)
Total operating earnings	$110.1	$93.5	$113.1
Capital expenditures:
Advanced Plastic Processing Technologies	$11.5	$12.9	$25.3
Melt Delivery and Control Systems	15.5	23.0	24.4
Fluid Technologies	2.1	2.1	1.8
Corporate	1.9	0.6	0.7
Total capital expenditures	$31.0	$38.6	$52.2
Depreciation and amortization:
Advanced Plastic Processing Technologies	$12.9	$14.8	$16.3
Melt Delivery and Control Systems	33.4	33.5	33.2
Fluid Technologies	4.4	4.9	5.5
Corporate	1.4	1.1	0.9
Total depreciation and amortization	$52.1	$54.3	$55.9

Net Sales to External Customers, by Geographic Region

	Year Ended December 31,
	2018	2017	2016
	(in millions)
Net sales to external customers:
United States	$491.8	$488.7	$505.8
China	150.9	139.2	110
India	130.1	114.8	99.1
Rest of World	391.9	396.8	371.5
Total net sales to external customers	$1,164.7	$1,139.5	$1,086.4

Long-lived Assets, by Geographic Region

	December 31, 2018	December 31, 2017
	(in millions)
Long-lived assets:
United States	$63.3	$63.2
China	48.4	48.1
India	37.9	27.5
Czech Republic	18.7	32.2
Canada	29.0	31.0
Rest of World	18.4	31.4
Total long-lived assets	$215.7	$233.4